Investment securities - Proceeds/realized gains/losses (Details 4) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	SFr 0	SFr 45
Realized losses	SFr (0)	SFr 6